NATURE OF OPERATIONS AND BASIS OF PRESENTATION (Details Narrative) - USD ($)	Sep. 29, 2025	Jun. 26, 2025
Restructuring Cost and Reserve [Line Items]
Common stock split, description		forward-split such that 25,000 shares of common stock became 15,000,000 shares of common stock
Membership Interest Purchase Agreement [Member]
Restructuring Cost and Reserve [Line Items]
Cash consideration	$ 45,000
Advocacy Lab LLC [Member] | Membership Interest Purchase Agreement [Member]
Restructuring Cost and Reserve [Line Items]
Membership interest	100.00%